Fair Value Measurements (Details) - ALVARIUM TIEDEMANN HOLDINGS, INC [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	May 25, 2022
Conversion Option [Member]
Fair Value Disclosures [Line Items]
Fair value transfers between levels	$ 0
Liabilities, fair Value disclosure	82,107	$ 41,331
Fair Value, Inputs, Level 1, 2 and 3 [Member]
Fair Value Disclosures [Line Items]
Fair value transfers between levels	$ 0